Other Income - Schedule of Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Income [Line Items]
Other income	€ 6,993	€ 10,122	€ 7,425
CIR Tax Credit
Disclosure Of Other Income [Line Items]
Other income	6,020	8,125	7,295
CICE Tax Credit
Disclosure Of Other Income [Line Items]
Other income	968	1,992	€ 130
Government Grants and Subsidies
Disclosure Of Other Income [Line Items]
Other income	€ 5	€ 5